INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2018	2017

Raw materials	$12,084,766	$12,354,591
Work-in-progress	188,794	229,327
Finished goods	5,025,736	1,023,321
Less: reserve for inventories.	(121,370)	(127,766)
Inventories, net	$17,177,926	$13,479,473